Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Trade and Other Receivables

	2023 $m	2022 $m

Current

Trade receivables	580	493

Other receivables	68	49

Prepayments	92	104

	740	646

Non-current

Finance lease receivables	6	2

Other receivables	3	1

Prepayments	4	–

	13	3

Summary of Ageing of Trade and Other Receivables

			2023			2022
	Gross $m	Credit loss allowance $m	Net $m	Gross $m	Credit loss allowance $m	Net $m

Not past due	354	(1)	353	307	(1)	306

Past due 1 to 30 days	88	(5)	83	76	(7)	69

Past due 31 to 90 days	69	(6)	63	57	(6)	51

Past due 91 to 180 days	51	(8)	43	46	(9)	37

Past due 181 to 360 days	38	(11)	27	34	(11)	23

Past due more than 361 days	86	(75)	11	90	(83)	7

	686	(106)	580	610	(117)	493

Summary of movement in allowance for expected lifetime credit losses of trade and other receivables

Movement in the allowance for expected credit losses	2023 $m	2022 $m

At 1 January	(117)	(133)

Reclassification to other receivables	–	9

Impairment reversal/(loss)	1	(5)

System Fund impairment loss	–	(7)

Amounts written off	9	17

Exchange and other adjustments	1	2

At 31 December	(106)	(117)

Summary of Maximum Exposure to Credit Risk for Trade and Other Receivables Excluding Prepayments by Geographic Region

	2023 $m	2022 $m

Americas	359	321

EMEAA	199	152

Greater China	99	72

	657	545